BUSINESS AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2011
BUSINESS AND BASIS OF PRESENTATION

1.    BUSINESS AND BASIS OF PRESENTATION

Basis of Presentation:     Gentium S.p.A. (“Gentium,” the “Company,” “we,” or “our”) is a biopharmaceutical company focused on the development and manufacture of our primary product candidate, defibrotide, an investigational drug based on a mixture of single-stranded and double-stranded DNA extracted from pig intestines. Our development of defibrotide has been focused on the treatment and prevention of a disease called VOD, a condition that occurs when veins in the liver are blocked as a result of cancer treatments, such as chemotherapy or radiation, that are administered prior to stem cell transplantation. Severe VOD is the most extreme form of VOD and is linked to multiple-organ failure and high rates of morbidity and mortality.

Defibrotide has been given “orphan” status by the FDA and the EMA, which means that we will have limited market exclusivity upon regulatory approval. Defibrotide has also been granted “fast-track product” designation by the FDA for the treatment of severe VOD prior to stem cell transplantation. Currently, to the best of our knowledge, there are no FDA or EMA approved treatments for this life-threatening disease. While we have not yet obtained regulatory approval to market defibrotide, we are authorized to distribute defibrotide on a pre-approval basis under a treatment IND, protocol, which we call our cost recovery program, in the U.S., and through a named-patient program (“NPP”) throughout the rest of the world.

We have completed two clinical trials, a Phase III trial of defibrotide for the treatment of severe VOD in the U.S., Canada and Israel and a Phase II/III pediatric trial in Europe for the prevention of VOD.

On May 10, 2011, we announced the filing of our MAA for defibrotide for the treatment and prevention of hepatic VOD in adults and children, with the EMA under a centralized procedure. We have responded to the Day 120 LoQs from the EMA’s CHMP. The CHMP will continue its review of the MAA and will either issue an opinion on the MAA or submit a LoOIs requiring further clarification, the latter of which will stop the review clock to permit us time to respond.

On July 6, 2011, we announced the filing of our NDA with the FDA for defibrotide for the treatment of hepatic VOD in adults and children undergoing hematopoietic stem-cell transplantation. On August 17, 2011 we announced the voluntary withdrawal of our NDA following correspondence from the FDA identifying several potential “Refuse to File” issues regarding, among other things, the completeness and accuracy of our datasets. We have begun implementing a remediation plan, which includes an analysis of the issues raised by the FDA, and the engagement of CROs and several outside consultants to assist us in addressing the issues raised by the FDA. Currently, we are working with these CROs and consultants to conduct additional quality reviews of the original datasets and databases.

We continue to work on our U.S. regulatory strategy with our commercial partner, Sigma-Tau Finanziaria S.p.A. and its affiliate, Sigma-Tau Pharmaceuticals, Inc., to which we have licensed our commercial rights to use defibrotide for both the treatment and prevention of VOD in North America, Central America and South America (collectively, the “Americas”). We have entered into a supply and distribution agreement with IDIS, whereby IDIS agreed to be the exclusive supplier of defibrotide on a named-patient supply basis in certain European countries and in certain territories in other parts of the world. We have entered into license and/or supply and distribution agreements with specialized regional partners for the distribution of defibrotide on a named-patient supply basis in the following territories: Turkey, Israel, Palestinian Authority, Australia, New Zealand, Sweden, Denmark, Norway, Iceland, Finland, Latvia, Lithuania and Estonia; and some of these partners have also agreed to assist us with local registration, marketing authorization, reimbursement, marketing, sales and distribution and medical affairs activities following regulatory approval, if any.

In accordance with our overall strategy, we have appointed our commercial leadership team, which is currently responsible for, among other things, market research and pharmacoeconomics analysis, and will be responsible for marketing defibrotide in the major European countries upon regulatory approval, if any. In August 2011, we formed a wholly-owned subsidiary, Gentium GmbH, organized under the laws of Switzerland, as the headquarters for our commercial operations.

We have a manufacturing plant in Italy where we produce active pharmaceutical ingredients, or APIs, such as the defibrotide compound, urokinase and sulglicotide. These APIs are subsequently used to make the finished forms of various drugs. With respect to defibrotide, we have contracted with Patheon S.p.A. to process the defibrotide compound into its finished form, defibrotide, at Patheon’s manufacturing facility. We believe that we are the sole worldwide producer of defibrotide. Our operating assets are located in Italy.

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America. These consolidated financial statements are denominated in the currency of the European Monetary Union (the Euro or €). Unless otherwise indicated, all amounts are reported in thousands of Euro or US$, except share and per share data.

The accompanying consolidated financial statements have been prepared on the assumption that we will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business for the twelve-month period following the date of the balance sheet. Through December 31, 2011, the Company had accumulated losses of approximately €92.85 million. We have been cash flow positive since 2010, primarily due to an upfront payment from Sigma-Tau Pharmaceuticals, Inc. in connection with the expansion of the license for defibrotide in the Americas, and revenue and cash-flow generated from the cost recovery and named-patient programs. As a result, we have been able to finance the establishment of our European commercial team, repay the current portion of our long-term debt and fund our working capital. However, if we are unable to obtain regulatory approval to commercialize defibrotide, unable to generate sufficient revenue and cash-flow through our cost recovery and named-patient programs, or if we are required to fund additional clinical trials and increase expenditures above our current expectations, we may need to obtain additional capital through equity or debt financing, loans and collaborative agreements with corporate partners, and which may not be available to us on favorable terms, if at all. Management performed an evaluation of the Company’s activities through the date of filing of this annual report on Form 20-F, and has concluded that there are no subsequent events requiring disclosure through that date.